                                     SoGen
                            International Fund, Inc.
                      ----------------------------------

                                     (ART)





                      ----------------------------------
                               Semi-Annual Report
                               September 30, 1995

                        SoGen International Fund, Inc.

                            THE PRESIDENT'S LETTER

Dear Shareholder:

  Over the past fifteen years (September 30, 1980 to September 30, 1995) the value of an investment in your Fund increased at a compounded average annual rate of 15.68%. Over the past ten and five years, the rates were 14.55% and 13.62%, respectively. Over the past twelve months, the rate was 9.12%.*

  Your Fund continued to earn a top rating from Morningstar Mutual Funds, an independent fund-rating service. In its August 18, 1995 report, SoGen International Fund, Inc. received the highest distinction, five stars, for risk-adjusted performance. Also, your Fund was one of twenty funds to be listed on the 1995 Forbes Honor Roll.

  As of September 30, 1995 your Fund's net assets, on an economic basis, were invested as follows:

       U.S. stocks(/1/)                   23.7%
       Foreign stocks(/1/)                33.7
       U.S. dollar bonds                  13.2
       Foreign currency bonds              3.9
       Gold-related securities             8.0
       U.S. dollar cash and equiva-
         lents(/2/)                       17.5
                                         -----
                                         100.0%
                                         =====

  (/1/)Includes convertible bonds with moderate premia.
  (/2/)Includes floating rate securities.

  The ten largest equity holdings were Bank for International Settlements, U.S. and French Tranches (the central banks' central bank, with some gold assets); Freeport McMoRan Copper & Gold, Gold and Silver Denominated Preferreds (gold-related securities); Lonrho plc (British conglomerate, with interests in Africa); Buderus AG (German heating products company); Fuji Photo Film Co., Ltd. (Japanese film and imaging company); Carter Holt Harvey Limited (New Zealand forest products and paper company); CDL Hotels International Ltd. (Hong Kong listed hotel chain); Randstad Holdings NV (Netherlands temporary employment company); Philips Electronics NV ADR (Dutch electronics and consumer products group); and Bayer AG (German chemicals and pharmaceuticals company).

  The U.S. stock market is high. It may work its way higher, of course, but the "margin of safety" is no longer there in our opinion. At the same time, it is a big market with hundreds of securities to choose from, so we continue to look for stocks that provide long term value.

  After having had little or no exposure in Japan for seven years, we have increased our stake somewhat. In the aftermath of a long and deep bear market, some Japanese stocks, we believe, are undervalued.

  We will continue to slowly buy the U.S. dollar denominated bonds of some countries in Latin America. The yields are high while, in our opinion, the risks of default are low. Otherwise, we keep looking for specific securities throughout the world and maintain our investment horizon of about five years. We're also staying on the side of caution, where we have been for seventeen years now.

                                                Sincerely yours,

                                                /s/ Jean-Marie Eveillard
                                                Jean-Marie Eveillard
                                                President
October 29, 1995
----------------------
*These figures assume the immediate reinvestment of all dividends and distributions and do not include the deduction of the Fund's sales load (see the "Investment Results" section in this report for further information).

                        SoGen International Fund, Inc.

                             SUMMARY OF FUND DATA

  The table below covers the period from April 28, 1970 to September 30, 1995. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today. The amounts shown in the capital gains distribution and income dividend columns were paid to shareholders during the period ended with the date shown in the first column.

                                                                                         NET ASSET
                                                                                         VALUE OF
                                                                                        INVESTMENT
                                                                                           WITH
                                                                                         DIVIDENDS
                                                                            INVESTMENT      AND
                           NUMBER                   NET ASSET CAPITAL GAINS   INCOME   DISTRIBUTIONS
                          OF SHARES    TOTAL NET      VALUE   DISTRIBUTIONS DIVIDENDS   REINVESTED
   FISCAL YEAR ENDED     OUTSTANDING     ASSETS     PER SHARE  PER SHARE**  PER SHARE  (CUMULATIVE)*
   -----------------     ----------- -------------- --------- ------------- ---------- -------------
April 28, 1970
  (inception)                10,000  $      100,000  $10.00          --          --       $ 10.00
March 31, 1971              487,721       5,935,531   12.17          --          --         12.17
March 31, 1972              715,975      10,504,894   14.67       $0.08       $0.235        15.05
March 31, 1973            1,141,546      14,809,773   12.97        0.40        0.14         13.79
March 31, 1974            1,226,505      13,217,479   10.78        0.20        0.14         11.80
March 31, 1975            1,302,167      13,552,220   10.41        0.19        0.19         11.82
March 31, 1976            1,457,267      16,747,378   11.49          --        0.345        13.47
March 31, 1977            1,542,201      16,574,391   10.75          --        0.375        13.04
March 31, 1978            1,719,756      18,940,375   11.01          --        0.38         13.82
March 31, 1979            1,595,800      19,803,738   12.41          --        0.345        16.04
March 31, 1980            1,294,021      17,258,197   13.34          --        0.375        17.76
March 31, 1981            1,340,785      22,187,719   16.55        1.28        0.73         25.36
March 31, 1982            1,856,726      25,366,017   13.66        2.45(a)     0.96         26.25
March 31, 1983            2,277,925      38,844,958   17.05        0.97(b)     1.155        38.74
March 31, 1984            2,607,881      43,146,584   16.54        1.76(c)     0.85         43.58
March 31, 1985            2,877,896      44,333,767   15.40        2.03(d)     0.76         49.10
March 31, 1986            2,987,678      57,042,647   19.09        1.15(e)     0.63         68.50
March 31, 1987            4,447,873      95,513,216   21.47        2.22(f)     0.60         89.84
March 31, 1988            5,722,925      96,776,399   16.91        3.33(g)     0.84         89.21
March 31, 1989            7,255,176     125,580,646   17.31        0.77(h)     0.80         99.86
March 31, 1990            9,927,865     175,864,164   17.71        1.01(i)     0.71        112.02
March 31, 1991           13,715,146     240,094,213   17.51        0.47(j)     0.71        118.77
March 31, 1992           19,262,647     355,108,081   18.44        0.37(k)     0.84        133.65
March 31, 1993           32,324,936     650,301,743   20.12        0.34(l)     0.64        153.52
March 31, 1994           76,391,671   1,781,407,648   23.32        0.23(m)     0.47        183.45
March 31, 1995           82,820,291   1,921,661,064   23.20        0.56(n)     0.15        188.26
September 30, 1995 (six
  months)+               96,300,211   2,466,186,932   25.61          --          --        207.82

----------------------
 *The calculation is based on an assumed investment in one share with income dividends and capital gains distributions reinvested in additional shares. (No adjustment has been made for any income taxes payable by shareholders on such dividends and distributions.)

** For the years which are alphabetically annotated, the capital gains include net short-term capital gains in the amounts of: (a) $1.47, (b) $0.225, (c) $0.92, (d) $1.20, (e) $0.35, (f) $0.20, (g) $0.57, (h) $0.13, (i) $0.23,
   (j) $0.08, (k) $0.14, (l) $0.07, (m) $0.05 and (n) $0.17 per share.

+ Unaudited.

                         SoGen International Fund, Inc.

                               INVESTMENT RESULTS
                                  (UNAUDITED)

                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $1,000
     with reinvestment of income dividends and capital gains distributions
   -----------------------------------------------------------------

     This chart illustrates the cumulative total return of an initial $1,000 investment in the Fund from September 30, 1985 to September 30, 1995. The Fund's results shown below should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

     Initial net asset value is the amount received by the Fund after deducting the maximum sales commission of 3.75%. No adjustment has been made for any income taxes payable by shareholders. The results reflect the deduction of all fees and expenses.

     The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their initial cost. The performance information shown represents past performance and is not an indication of the Fund's future performance.

     Cost of investment                                  $3,744
     September 30, 1985                         Total value of investment
          $1,000                                   September 30, 1995
Initial net asset value, $963.


                             [GRAPH APPEARS HERE]

                         Initial Inv. &\rTotal\rValue

                         9/30/85     963          963
                         9/30/86    1245         1284
                         9/30/87    1724         1778
                         9/30/88    1561         1671
                         9/30/89    1766         1971
                         9/30/90    1718         1977
                         9/30/91    1906         2277
                         9/30/92    2063         2569
                         9/30/93    2371         3038
                         9/30/94    2631         3431
                         9/30/95    2874         3744


           AVERAGE ANNUAL RATES OF RETURN AS OF SEPTEMBER 30, 1995 after giving effect to the maximum sales commission of 3.75%
         ------------------------------------------------------------
                1 YEAR          5 YEARS         10 YEARS
                ------          -------         --------
                5.04%           12.75%          14.11%

                         SoGen International Fund, Inc.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  During the twelve months ended September 30, 1995, the U.S. stock market rally continued, fueled in part by a tremendous appetite on the part of U.S. individuals for equity mutual funds. The Fund's U.S. stock holdings currently represent 24% of net assets compared to 22% a year ago. Foreign equity markets were mixed but were generally on a declining trend during the same period. As those markets fell, the Fund added to its European and other foreign stock holdings. Major new additions include Japanese stocks that were purchased on a very selective basis for the first time in several years. Foreign stock holdings of the Fund account for approximately 34% of net assets compared to 35% a year ago. Purchases of high yielding Brady bonds largely explain the rise in U.S. dollar bond holdings which increased from 8% to 13% of net assets over the past twelve months. Investments in foreign currency bonds remained stable at 4% of net assets. Gold-related securities represent 8% of net assets compared to 11% a year ago, while cash and equivalents decreased from 20% to 18% over the same period. The decline in the value of the U.S. dollar had a limited impact on the portion of the Fund's assets denominated in foreign currencies, since foreign currency exposure was partially hedged throughout the period.

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--
               U.S.
               GOLD RELATED (2.36%)
       447,500 Freeport McMoRan Copper & Gold,
                Preferred Series "B' (f).......      $16,547,448    $15,718,437
       405,000 Freeport McMoRan Copper & Gold,
                Preferred Series "D' (f).......        8,510,534      8,758,125
       247,100 Freeport McMoRan Copper & Gold,
                Preferred Series "C' (f).......        9,219,879      8,092,525
         4,407 Case Pomeroy & Company, Inc.
                Class "A'......................        4,207,990      5,068,050
       117,500 Newmont Mining Corporation......        4,207,860      4,993,750
       277,500 Homestake Mining Company........        5,350,271      4,717,500
       250,000 Handy & Harman..................        3,979,276      3,750,000
       245,000 Santa Fe Pacific Gold
                Corporation....................        3,891,706      3,093,125
        36,500 Newmont Mining Corporation $2.75
                Conv. Pfd. (b).................        1,890,250      2,139,812
        65,000 Coeur d'Alene Mines
                Corporation....................        1,284,373      1,316,250
       111,550 Amax Gold, Inc. (a).............          839,140        683,243
                                                     -----------    -----------
                                                      59,928,727     58,330,817
                                                     -----------    -----------
               METALS AND MINERALS (0.61%)
       125,000 Reynolds Metals Company.........        5,934,882      7,218,750
       100,000 Asarco Incorporated.............        2,371,200      3,150,000
        85,000 Cyprus Amax Minerals Company....        1,858,699      2,390,625
        65,000 Alumax, Inc. (a)................        1,170,760      2,193,750
                                                     -----------    -----------
                                                      11,335,541     14,953,125
                                                     -----------    -----------
               ENERGY (2.53%)
       622,500 Enterra Corporation (a).........       10,873,232     13,695,000
       245,000 Burlington Resources, Inc. .....        9,295,482      9,493,750
       435,000 North European Oil Royalty Trust
                (c)............................        7,119,442      5,655,000
       775,000 San Juan Basin Royalty Trust....        4,995,234      5,328,125
       105,000 Murphy Oil Corporation..........        4,571,635      4,200,000
       110,833 Tosco Corporation...............        2,356,853      3,823,738
       103,955 Rochester and Pittsburgh Coal
                Company........................        4,145,068      3,066,672
       400,000 Rowan Companies, Inc. (a).......        2,702,688      3,000,000
        65,000 Sonat Offshore Drilling Inc. ...        1,146,412      2,120,625
       215,000 Santa Fe Energy Resources,
                Inc. ..........................        1,919,813      2,042,500
       115,000 ENSCO International Inc. (a)....        1,808,313      1,955,000
       165,000 Gerrity Oil & Gas Corporation
                $1.50 Conv. Pfd. ..............        2,502,200      1,753,125
       130,540 Weatherford International
                Incorporated (a)...............          837,843      1,697,020
       135,486 Noble Drilling Corp. ...........          565,247      1,050,016
        29,000 Penn Virginia Corporation.......        1,283,500        942,500
       374,800 Kaneb Services, Inc. (a)........        1,220,383        937,000
       285,000 Gerrity Oil & Gas Corporation
                (a)............................        2,545,420        890,625
         3,253 The Home-Stake Royalty
                Corporation....................          487,950        520,480
         3,065 The Home-Stake Oil and Gas
                Company........................          337,150        275,850
                                                     -----------    -----------
                                                      60,713,865     62,447,026
                                                     -----------    -----------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--
                U.S.
                (continued)
               FOREST PRODUCTS (1.65%)
       588,600 Greif Bros. Corporation Class
                "A'............................      $10,283,400    $14,494,275
       285,000 Rayonier Inc. ..................        8,245,991     11,150,625
        82,500 Georgia-Pacific Corporation.....        5,109,087      7,218,750
       355,000 Longview Fibre Company..........        5,974,472      5,413,750
        54,000 Plum Creek Timber Company,
                L.P. ..........................          213,222      1,323,000
        45,000 Riverwood International
                Corporation....................          597,285      1,012,500
                                                     -----------    -----------
                                                      30,423,457     40,612,900
                                                     -----------    -----------
               CAPITAL GOODS (1.79%)
       205,000 Bandag, Inc. Class "A'..........       10,556,343      9,993,750
       301,500 A.P. Green Industries (c).......        4,514,875      7,236,000
       225,000 The Manitowoc Company, Inc. ....        6,036,041      6,665,625
       480,750 Kuhlman Corp. ..................        3,494,390      5,829,093
        84,565 Woodward Governor Company.......        6,682,017      5,708,137
         4,005 Conbraco Industries, Inc. (a)...        1,179,450      2,703,375
       200,000 Treadco, Inc. ..................        2,913,120      2,200,000
        25,000 Deere & Company.................        1,085,027      2,034,375
       140,000 MFRI Inc. (a)...................          781,252        953,750
       185,000 Bayou Steel Corporation Class
                "A' (a)........................          862,302        913,437
                                                     -----------    -----------
                                                      38,104,817     44,237,542
                                                     -----------    -----------
               TRANSPORTATION (0.93%)
       136,647 Burlington Northern Santa Fe,
                Inc. ..........................        4,101,262      9,906,932
        80,000 Florida East Coast Industries,
                Inc. ..........................        5,456,361      5,740,000
        35,000 AMR Corporation.................        2,140,560      2,524,375
        75,000 American President Companies,
                Ltd. ..........................        1,632,850      2,193,750
        50,000 Heartland Express, Inc. (a).....          195,000      1,462,500
       112,500 Boyd Brothers Transportation,
                Inc. (a).......................        1,204,375        998,437
                                                     -----------    -----------
                                                      14,730,408     22,825,994
                                                     -----------    -----------
               TECHNOLOGY (0.66%)
       250,000 Digital Equipment Corporation 8
                7/8% Pfd. .....................        5,617,138      6,406,250
        80,000 Digital Equipment Corporation
                (a)............................        2,638,137      3,650,000
       386,500 BEI Electronics Inc. (c)........        2,867,193      2,802,125
       100,000 American Mobile Satellite Corp.
                (a)............................        2,570,000      2,393,750
        25,000 Apple Computer, Inc. ...........          943,750        931,250
       254,400 Anacomp, Inc. (a)...............          722,221        159,000
                                                     -----------    -----------
                                                      15,358,439     16,342,375
                                                     -----------    -----------
               SPECIALTY CHEMICALS (1.00%)
     1,135,000 Lawter International Inc. ......       13,898,118     12,768,750
       505,000 LeaRonal, Inc. (c)..............        7,369,863     11,236,250
       125,000 American Pacific Corporation
                (a)............................        1,375,937        671,875
                                                     -----------    -----------
                                                      22,643,918     24,676,875
                                                     -----------    -----------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--
                U.S.
                (continued)
               CONSUMER PRODUCTS (3.03%)
       445,000 Dole Food Company, Inc. ........      $12,183,763    $15,408,125
     1,125,000 Interco Incorporated (a)........        7,131,410      8,859,375
       510,200 UniFirst Corporation............        6,294,130      7,461,675
       191,147 Allen Organ Company Class "B'...        6,023,709      8,792,762
       150,000 Polaroid Corporation............        4,494,953      5,962,500
       235,000 Paragon Trade Brands, Inc. (a)..        3,498,790      3,642,500
       525,000 The Topps Company (a)...........        3,095,620      3,412,500
        50,000 Canandaigua Wine Co. Class A
                (a)............................        2,441,250      2,431,250
       215,000 Baldwin Piano and Organ Company
                (a)(c).........................        2,233,875      2,741,250
       100,000 A.T. Cross Company, Class "A'...        2,100,332      1,687,500
       125,000 Jostens, Inc. ..................        2,091,362      2,937,500
       100,000 Sturm, Ruger & Company, Inc. ...        2,087,034      3,125,000
       130,000 St. John Knits, Inc. ...........        1,871,965      6,337,500
       200,000 Smith Corona Corporation........        1,427,799        125,000
        95,000 Adolph Coors Company............        1,337,515      1,721,875
        10,000 Lesco International, Inc. ......          148,750        145,000
                                                     -----------    -----------
                                                      58,462,257     74,791,312
                                                     -----------    -----------
               RETAIL (1.05%)
       250,000 Smart & Final Inc. .............        3,468,690      4,843,750
       475,000 Hancock Fabrics Inc. ...........        4,314,409      4,750,000
       285,000 Woolworth Corporation...........        4,410,174      4,488,750
       235,000 Burlington Coat Factory
                Warehouse Corporation (a)......        3,212,302      3,113,750
        75,000 Staples, Inc. (a)...............        1,195,000      2,118,750
        85,000 Wal-Mart Stores, Inc. ..........          899,481      2,114,375
       110,815 Carson Pirie Scott & Company
                (a)............................        1,431,641      2,105,485
        33,700 Weyco Group Inc. ...............          910,161      1,289,025
       135,000 Buttrey Food & Drug Stores
                Company (a)....................          911,875      1,012,500
                                                     -----------    -----------
                                                      20,753,733     25,836,385
                                                     -----------    -----------
               MEDIA (1.92%)
       255,000 Pulitzer Publishing Company
                Class "A'......................        7,053,734     13,196,250
       255,000 American City Business Journals,
                Inc. (a).......................        2,835,876      7,076,250
       180,100 G.C. Companies, Inc. (a)........        5,839,008      5,785,712
       361,000 American Publishing Company
                Class "A'......................        4,380,564      4,512,500
       111,341 Plenum Publishing Corp. ........        3,593,162      4,036,111
       157,964 Cowles Media Company, non
                voting.........................        3,615,984      3,712,154
        60,000 Harcourt General, Inc. .........        1,180,005      2,512,500
       264,600 Plasti-Line, Inc. (a)(c)........        2,392,337      2,216,025
       150,000 Western Publishing Group, Inc.
                (a)............................        2,405,000      1,912,500
        34,924 Mills Music Trust...............        1,055,336      1,396,960
       235,000 Integrity Music, Inc. Class "A'
                (a)............................        1,692,750        940,000
                                                     -----------    -----------
                                                      36,043,756     47,296,962
                                                     -----------    -----------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--
                U.S.
                (continued)
               HEALTH CARE (0.51%)
       150,000 Johnson & Johnson, Inc. ........      $ 6,080,375    $11,118,750
        80,000 Advanced Technology
                Laboratories, Inc. (a).........        1,366,562      1,440,000
                                                     -----------    -----------
                                                       7,446,937     12,558,750
                                                     -----------    -----------
               FINANCIAL INSTITUTIONS (2.37%)
       405,000 Lehman Brothers Holdings, Inc. .        6,396,386      9,365,625
         3,349 Farmers & Merchants Bank of Long
                Beach..........................        6,404,335      6,354,727
       115,000 Zurich Reinsurance Centre
                Holdings, Inc. (a).............        3,032,220      3,421,250
       175,000 WesterFed Financial Corporation.        2,444,375      2,909,375
       100,000 Riggs National Corporation 10
                3/4% Non-Cum. Pfd., Series B...        2,545,000      2,725,000
        85,000 JSB Financial, Inc. ............        1,022,437      2,666,875
       186,240 Portsmouth Bank Shares, Inc. ...        1,209,044      2,572,440
        53,300 Kirksville Bancshares, Inc. (c).          773,797      2,238,600
       140,000 HMN Financial, Inc. (a).........        1,779,375      2,135,000
        96,593 First Oak Brook Bancshares, Inc.
                Class "A'......................          884,344      2,076,749
       110,000 Standard Financial, Inc. (a)....        1,201,250      1,567,500
        88,000 Workingmen's Capital Holdings,
                Inc. ..........................          474,625      1,474,000
        25,000 Republic New York Corporation...        1,114,625      1,462,500
        85,000 East Texas Financial Services
                (a)(c).........................          959,375      1,360,000
        54,613 Metairie Bank & Trust (a).......          936,931      1,297,058
        65,000 People's Savings Financial
                Corp. .........................          613,182      1,267,500
        85,000 QCF Bancorp, Inc. (a)...........          968,747      1,211,250
        75,000 Home Bancorp (a)................          948,125      1,181,250
        43,000 Westco Bancorp, Inc. ...........          523,249      1,134,125
        90,000 Logansport Financial Corp. (c)..        1,050,000      1,102,500
        80,000 Texarkana First Financial Corp.
                (a)............................        1,016,354      1,055,000
        65,000 MFB Corporation (a).............          739,375      1,031,875
        43,967 FirstFed Bancorp Inc. (c).......          484,746      1,011,241
        22,698 ArgentBank......................          352,788        994,456
        55,300 Community Financial Corporation.          441,382        912,450
        54,300 Wood Bancorp (c)................          698,475        882,375
        50,000 IBS Financial Corporation.......          496,875        850,000
        38,000 MBLA Financial Corporation......          486,500        655,500
        50,000 Redwood Financial, Inc. (a).....          437,500        512,500
        18,600 OSB Financial Corp. ............          419,262        446,400
        28,400 Rowan Savings Bank SSB, Inc. ...          347,900        418,900
        10,000 Liberty Savings Bank, Inc. .....          120,000        120,000
                                                     -----------    -----------
                                                      41,322,579     58,414,021
                                                     -----------    -----------
               UTILITIES (0.66%)
       785,000 Sithe Energies, Inc. (a)........        8,353,924      6,280,000
       285,000 California Energy Company, Inc.
                (a)............................        4,788,700      5,842,500
       100,000 The Montana Power Company.......        2,283,504      2,312,500
        65,000 Idaho Power Company.............        1,604,025      1,803,750
                                                     -----------    -----------
                                                      17,030,153     16,238,750
                                                     -----------    -----------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--
                U.S.
                (continued)
               REAL ESTATE (1.94%)
       535,000 Catellus Development
                Corporation....................      $ 4,148,512    $ 3,410,625
       205,000 Catellus Development Corporation
                $3 5/8 Conv. Pfd. Series "B'
                (b)............................        9,230,356      8,430,625
       261,000 Crescent Real Estate Equities,
                Inc............................        8,039,196      8,025,750
       100,000 St. Joe Paper Company...........        5,284,884      6,362,500
         4,912 Security Capital Group
                Incorporated (b)...............        4,059,999      4,780,165
         4,441 J.C. Nichols Company............        2,833,358      4,774,075
       188,225 Alico, Inc. ....................        3,630,240      3,340,993
       151,546 Security Capital Pacific Trust..        1,941,858      2,879,374
        75,000 Security Capital Pacific Trust
                Pfd. Series "A'................        1,673,350      1,809,375
       181,818 Security Capital Atlantic Trust
                (b)............................        2,000,000      2,000,000
        70,000 Price Enterprises, Inc. ........        1,012,262      1,102,500
           457 J.G. Boswell Company............          523,840        536,975
        43,147 Sonesta International Hotels
                Corporation....................          353,258        353,266
                                                     -----------    -----------
                                                      44,731,113     47,806,223
                                                     -----------    -----------
               MISCELLANEOUS (1.61%)
       775,500 Zero Corporation................       10,341,623     12,601,875
       515,000 Manville Corporation (a)........        4,208,427      6,759,375
       160,000 Delta & Pine Land Company.......        2,823,187      6,040,000
       185,000 Calmat Co. .....................        3,489,178      3,330,000
       274,000 Kaiser Ventures, Inc. (a).......        3,924,375      2,671,500
       125,000 Aydin Corporation (a)...........        1,987,694      2,156,250
            16 Kohler Corp. ...................        1,245,500      2,016,000
       135,000 Kinder Care Learning Center (a).        1,878,437      1,822,500
        90,000 ACX Technologies Inc. (a).......          775,046      1,800,000
        31,000 Matthews International
                Corporation....................          530,000        623,875
                                                     -----------    -----------
                                                      31,203,467     39,821,375
                                                     -----------    -----------
               COMMON AND PREFERRED STOCKS--NON
                U.S.
               GOLD RELATED (4.91%)
         3,175 Bank for International
                Settlements (U.S. Tranche).....       16,219,643     28,576,373
         1,845 Bank for International
                Settlements (French Tranche)...        8,989,758     14,416,256
        24,682 Comptoir Lyon Alemand-Louyot
                (a)............................        1,969,972      2,043,788
       300,000 Terra Mining AB (c).............        6,801,892      5,354,906
       875,000 Royal Oak Mines Inc. ...........        4,317,324      3,773,437
       145,000 Placer Dome Inc. ...............        2,527,496      3,806,250
       150,000 Cambior Inc. ...................        2,071,398      1,593,068
     3,000,000 Vengold Ltd. (a)................        1,535,898        393,750
        87,500 Franco-Nevada Mining Corp.,
                Ltd. ..........................        1,280,812      5,249,673
       350,000 Pan American Silver Corp. (a)...        1,062,176      2,380,286
        98,000 Pan American Silver Corp.
                (a)(g).........................          505,620        666,480
       350,000 Pan American Silver Corp.
                Warrants expire 10/20/95 (a)...          --           1,206,446
        98,000 Pan American Silver Corp.
                Warrants expire
                10/31/96 (a)(g)................          --              41,084

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               GOLD RELATED (continued)
        45,000 Euro-Nevada Mining Corporation,
                Ltd. ..........................      $   145,976   $  1,727,221
       435,000 Free State Consolidated Gold
                Mines Ltd. ADR.................        5,588,052      5,002,500
       285,000 Driefontein Consolidated Ltd.
                ADR............................        3,329,260      3,918,750
       290,000 Kloof Gold Mining Company Ltd.
                ADR............................        2,980,547      3,262,500
       297,500 St. Helena Gold Mines Ltd. ADR..        2,646,200      2,472,968
       420,000 Harmony Gold Mining Ltd. ADR....        2,073,523      4,042,500
       235,000 Randfontein Estates Gold Mining
                Company Witwatersrand Ltd. ....        1,889,095      1,528,369
        10,000 Randfontein Estates Gold Mining
                Company Witwatersrand Ltd. ADR.           91,856         65,037
        50,000 Ashanti Goldfields Company
                Limited........................        1,078,750      1,008,750
        21,000 Ashanti Goldfields Company
                Limited (b)....................          435,750        423,675
       112,800 Johnnies Industrial Ltd. ADR....          891,370      1,366,850
        30,000 Johnnies Industrial Ltd. .......          246,669        363,524
       278,400 Loraine Gold Mines Ltd. ADR.....          858,166        952,963
        93,277 Western Areas Gold Mining ADR...          796,859      1,614,858
       121,884 Anglo American Platinum Co. ADR.          632,380        801,049
        75,000 Anglo American Platinum Co. ....          520,983        492,914
       118,300 JCI Ltd. ADR....................          588,774      1,012,352
        40,000 JCI Ltd. .......................          236,418        342,301
        37,500 Durban Roodepoort Deep,
                Ltd. (a).......................          346,632        318,340
         15000 Loraine Gold Mines Ltd. ........           52,456         51,345
     2,750,000 Eltin Limited (c)...............        6,457,118      6,113,877
     1,000,000 Gold Mines of Kalgoorlie Ltd. ..          838,972        899,878
     1,175,000 Kidston Gold Mines Ltd. ........        1,593,783      1,599,363
     1,225,000 Newcrest Mining Ltd. ...........        5,678,570      5,372,801
     1,875,000 Orion Resources NL..............        2,612,032      2,126,812
     1,375,000 Posgold Ltd. (b)................        2,469,706      2,568,244
       263,900 General Oriental Investments
                Ltd. ..........................        1,809,300      2,138,958
                                                     -----------   ------------
                                                      94,171,186    121,090,496
                                                     -----------   ------------
               UNITED KINGDOM (1.90%)
     8,000,000 Lonrho plc (17).................       15,185,728     21,065,580
     1,895,000 Antofagasta Holdings plc (17)...        5,801,899     10,129,665
     1,550,000 McBride plc (a)(9)..............        5,105,110      4,718,800
     1,000,000 Royal Doulton plc (9)...........        3,643,215      4,064,455
     1,000,000 Blenheim Group plc (11).........        4,684,766      3,653,265
       415,000 Scottish Television plc (11)....        2,808,887      3,327,555
                                                     -----------   ------------
                                                      37,229,605     46,959,320
                                                     -----------   ------------
               NORWAY (0.48%)
       346,000 Transocean Drilling AS (a)(2)...        2,168,640      5,591,752
       325,000 Schibsted AS (11)...............        2,491,418      3,777,565
        50,000 Petroleum Geo-Services AS ADR
                (a)(2).........................          798,137      1,225,000
       225,000 Western Bulk Shipping AS (7)....        1,263,505      1,218,055
                                                     -----------   ------------
                                                       6,721,700     11,812,372
                                                     -----------   ------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               SWEDEN (0.49%)
       315,000 AssiDoman AB (4)................      $ 6,695,503    $ 7,572,442
       545,000 Bylock & Nordsjofrakt AB "B'
                (7)............................        5,129,313      4,628,683
                                                     -----------    -----------
                                                      11,824,816     12,201,125
                                                     -----------    -----------
               FINLAND (0.35%)
     1,425,000 Tampella Oy AB (a)(8)...........        5,480,764      4,566,612
       110,000 Vaisala Oy A (6)................        3,897,586      4,013,988
                                                     -----------    -----------
                                                       9,378,350      8,580,600
                                                     -----------    -----------
               DENMARK (0.57%)
       200,000 Carlsberg International A/S
                Class "B' (9)..................        9,003,558      9,814,180
        32,800 Aarhus Oliefabrik A/S Class "A'
                (17)...........................        1,248,822      1,834,385
        20,000 Aarhus Oliefabrik A/S Class "B'
                (17)...........................          784,804      1,136,568
        18,000 Kobenhavns Lufthavne A/S (7)....          794,222      1,347,645
                                                     -----------    -----------
                                                      11,831,406     14,132,778
                                                     -----------    -----------
               GERMANY (3.23%)
        50,750 Buderus AG (8)..................       23,015,383     22,125,437
        60,500 Bayer AG (16)...................       11,620,241     15,448,880
        15,000 Axel Springer Verlag AG (11)....        5,291,362      9,058,782
        50,000 SAP AG Pfd. (6).................          856,774      8,135,059
         5,000 Hornbach Holding AG Pfd. (10)...        2,935,403      5,388,383
        20,000 Spar Handells AG Pfd. (10)......        4,758,663      5,010,496
        31,500 Bertelsmann AG D.R.C. (11)......        3,596,683      4,276,417
         8,250 Sudzucker AG Pfd. (9)...........        2,804,626      3,498,600
         8,250 Degussa AG (17).................        1,925,189      2,574,877
        16,500 Deutsche Lufthansa AG Pfd. (7)..          834,795      2,078,376
         7,500 Jungheinrich AG Pfd. (8)........          977,292      1,532,540
         4,808 Signalbau Huber AG (8)..........        1,202,001        571,980
                                                     -----------    -----------
                                                      59,818,412     79,699,827
                                                     -----------    -----------
               SWITZERLAND (1.93%)
        11,500 Schindler Holding AG PC (8).....        8,277,583     10,201,211
        17,500 Societe Generale d'Affichage SA
                D.R.C. (11)....................        3,560,683      7,602,769
         5,650 Merck AG Pfd. Bearer (12).......        2,492,848      5,466,637
         3,500 Lindt & Sprungli AG PC (9)......        3,143,265      5,088,706
        18,500 Sika Finanz AG Bearer (5).......        4,141,671      4,675,032
         3,740 Pick Pay AG Bearer (c)(10)......        3,346,888      4,142,968
        12,500 Vetropack Holding AG Bearer
                (17)...........................        2,815,229      3,786,239
           425 Vetropack Holding AG PC (17)....        1,005,988      1,397,663
        26,500 Swissair AG D.R.C (a)(7)........        2,074,652      2,981,393
        22,500 Pelikan Holdings AG Bearer
                (a)(9).........................        2,810,357      2,161,401
                                                     -----------    -----------
                                                      33,669,164     47,504,019
                                                     -----------    -----------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               AUSTRIA (0.56%)
       125,000 Flughafen Wien AG (7)...........      $ 5,373,169   $  7,899,975
        65,000 VAE AG (8)......................        6,026,550      5,912,913
                                                     -----------   ------------
                                                      11,399,719     13,812,888
                                                     -----------   ------------
               NETHERLANDS (2.36%)
       450,000 Randstad Holdings NV (17).......        6,826,947     19,324,290
       390,000 Philips Electronics NV ADR (9)..        7,892,059     19,012,500
       245,000 Apothekers Cooperatie OPG U.A.
                (12)...........................        5,876,765      5,926,678
       222,750 Content Beheer NV (17)..........        2,897,204      5,527,675
        38,500 Holdingmaatschappij de Telegraaf
                NV (11)........................        2,304,251      5,270,346
       135,000 German City Estates NV (17).....        2,432,508      2,269,971
        17,100 Bosch & Keuning NV (11).........          575,518        769,596
                                                     -----------   ------------
                                                      28,805,252     58,101,056
                                                     -----------   ------------
               BELGIUM (0.22%)
        46,500 Deceuninck Plastics Industries
                SA (5).........................        5,139,817      5,457,541
                                                     -----------   ------------
               FRANCE (4.63%)
       165,000 Legrand ADP (8).................        9,920,119     16,140,849
       138,233 Emin Leydier (c)(4).............        6,686,933     14,055,453
        57,814 Promodes C.I. (10)..............        2,086,817     10,794,840
       160,000 Elf Aquitaine (2)...............       12,384,325     10,790,603
        49,080 NSC (Nicolas Schlumberger et
                Cie) (8).......................        9,366,819      9,960,931
       142,800 Gaumont SA (11).................        7,134,755      8,259,779
        17,803 Societe Sucriere de Pithiviers-
                le-Vieil (3)...................        5,910,019      8,256,097
        37,934 Sabeton SA (17).................        5,240,878      5,273,690
        71,342 La Brosse et Dupont (c)(9)......        3,799,227      4,734,656
        55,000 Crometal (8)....................        3,774,730      4,017,352
        40,000 Eramet (1)......................        2,849,868      3,036,176
        36,500 C.E.E. (Continentale
                d'Equipements
                Electriques) (c)(8)............        4,590,040      2,896,443
        18,853 Radiall (6).....................          510,620      2,027,924
        29,167 Conflandey (8)..................        1,324,527      1,804,864
        10,479 Robertet SA (17)................          781,685      1,552,523
         5,112 Robertet SA C.I. (17)...........          527,637      1,091,445
        40,000 Groupe Legris Industries SA (8).        1,214,962      1,383,327
        31,235 SAGA (Societe Anonyme de Gerance
                et d'Armement) (7).............        2,790,144      1,318,561
         2,754 Taittinger (9)..................        1,160,162      1,201,704
         2,235 Taittinger C.I. (9).............          607,842        621,431
         4,500 L'Oreal (9).....................          551,169      1,147,090
         5,000 Marie Brizard et Roger
                International, SA (9)..........        1,283,234      1,116,241
        18,719 Precia SA (17)..................        1,026,960      1,056,143
         5,290 Eridania Beghin Say C.I. (3)....          635,620        798,774
         3,848 Societe Francaise de Papiers
                Peints (9).....................          456,394        753,629
         1,500 Elf Gabon (2)...................          213,517        212,796
                                                     -----------   ------------
                                                      86,829,003    114,303,321
                                                     -----------   ------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               ITALY (0.39%)
     8,250,000 Montedison Non Convertible
                Savings SpA (a)(17)............      $ 4,097,124    $ 4,965,325
       550,000 Arnoldo Mondadori Editore SpA
                (11)...........................        3,486,011      3,371,517
       100,000 Istituto Finanziario Industriale
                SpA Pfd. (17)..................        1,373,832      1,229,102
                                                     -----------    -----------
                                                       8,956,967      9,565,944
                                                     -----------    -----------
               SPAIN AND PORTUGAL (0.11%)
       320,422 Omsa Alimentacion SA (9)........        1,466,523      1,492,508
       100,000 Espirito Santo Financial
                Holdings SA ADR (13)...........        1,561,541      1,175,000
                                                     -----------    -----------
                                                       3,028,064      2,667,508
                                                     -----------    -----------
               GREECE (0.17%)
       343,930 H. Benrubi & Fils SA (9)........        2,021,286      1,698,237
       141,160 H. Benrubi & Fils SA Pfd. (9)...          672,669        484,877
        40,340 Titan Cement Co. (5)............        1,189,702      1,730,341
         8,310 Titan Cement Co. Pfd. (5).......          200,499        244,411
                                                     -----------    -----------
                                                       4,084,156      4,157,866
                                                     -----------    -----------
               TURKEY (0.23%)
   117,199,360 Medya Holdings (11).............        7,661,806      2,887,123
   107,510,000 Sabah Yayincilik A.S. (11)......        2,991,637      2,730,343
                                                     -----------    -----------
                                                      10,653,443      5,617,466
                                                     -----------    -----------
               ISRAEL (0.15%)
     1,299,705 The Israel Land Development
                Company Ltd. (17)..............        5,616,066      3,756,572
                                                     -----------    -----------
               SOUTH AFRICA (0.53%)
       402,610 Omni Media Corporation (11).....        2,403,287      4,134,421
     1,075,000 Pick'n Pay Stores Ltd. (10).....        3,215,988      3,311,768
       264,400 The Tongaat-Hulett Group Ltd.
                (3)............................        1,591,322      3,258,163
       550,000 J D Group Ltd. (10).............          968,094      2,296,843
                                                     -----------    -----------
                                                       8,178,691     13,001,195
                                                     -----------    -----------
               JAPAN (4.82%)
       845,000 Fuji Photo Film Co., Ltd. (9)...       20,712,358     20,976,381
       265,000 Ito-Yokado Co. Ltd. (10)........       12,297,740     14,594,974
     1,000,000 Hitachi Ltd. (8)................        7,919,116     10,854,271
        67,250 Toho Co. (11)...................       10,369,638     10,476,130
     1,050,000 Nisshinbo Industries Inc. (8)...       10,468,056      9,075,376
       385,000 Shimano Inc. (17)...............        8,572,809      7,738,693
       700,000 Tokyo Marine and Fire Insurance
                Co., Ltd. (13).................        8,073,390      7,527,638
       650,000 Nittetsu Mining Co., Ltd (17)...        5,632,261      5,683,417
       117,200 Tsutsumi Jewelry Co., Ltd. (9)..        6,089,896      5,488,964
       195,000 Chofu Seisakusho (9)............        4,393,324      4,762,311
       700,000 Dai-Tokyo Fire Marine Insurance
                Co., Ltd. (13).................        4,625,585      4,713,567
       125,000 Asatsu Inc. (11)................        4,588,327      4,459,799
       818,000 Iino Kaiun Kaisha (7)...........        5,085,439      4,110,552

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               JAPAN (continued)
       540,000 Aida Engineering Limited (8)....     $  3,910,765   $  3,880,402
       135,000 Nomura Securities Co., Ltd.
                (13)...........................        2,701,268      2,632,160
       125,000 Japan Airport Terminal Co., Ltd.
                (7)............................        1,309,820      1,520,100
         5,000 Fast Retailing Co., Ltd. (10)...          275,148        281,407
                                                    ------------   ------------
                                                     117,024,940    118,776,142
                                                    ------------   ------------
               SOUTH KOREA (0.55%)
        65,000 Young Chang Akki Co. (a)(9).....        3,319,100      3,088,388
        54,390 LG Industrial Systems (8).......        2,212,571      1,727,565
           362 Samsung Electronics Co. (6).....           44,599         77,315
        21,123 Samsung Electronics Co. Pfd.
                (6)............................        1,565,178      2,408,713
         4,000 Samsung Electronics Co. GDR (6).          244,000        281,000
        78,500 LG Electronics Co., Ltd. Pfd.
                (6)............................        1,467,262      1,491,929
        50,000 Choong Nam Spinning (a)(17).....        1,149,251      1,139,026
        60,780 Ssangyong Cement Industries Pfd.
                (5)............................        1,228,179      1,107,680
        27,532 Korean Air (7)..................          645,544        935,414
        33,000 Korean Air Pfd. (7).............          593,579        592,814
        20,380 Cheil Foods and Chemicals Pfd.
                (9)............................          677,178        649,973
           148 Cheil Foods and Chemicals (9)...           12,552          9,575
                                                    ------------   ------------
                                                      13,158,993     13,509,392
                                                    ------------   ------------
               HONG KONG (1.41%)
    42,500,000 CDL Hotels International Ltd.
                (14)...........................       15,631,655     19,238,230
    10,545,000 Shaw Brothers (Hong Kong)
                Limited (11)...................       12,672,851     12,001,551
     3,000,000 South China Morning Post
                Holdings Corp. (11)............        1,146,607      1,775,090
     2,000,000 Ming Pao Enterprise Corp. (11)..          576,942        937,661
       475,000 Cross Harbour Tunnel Company
                (17)...........................          923,512        921,495
                                                    ------------   ------------
                                                      30,951,567     34,874,027
                                                    ------------   ------------
               SINGAPORE AND MALAYSIA (0.56%)
     2,000,000 Times Publishing Ltd. (11)......        4,726,637      4,636,459
       700,000 Singapore Bus Service Ltd. (7)..        5,777,045      4,622,409
       875,000 Rothmans Industries Limited (9).        3,592,061      3,503,688
     1,050,000 The Computer Systems Advisors
                Group (6)......................          747,856      1,143,308
                                                    ------------   ------------
                                                      14,843,599     13,905,864
                                                    ------------   ------------
               AUSTRALIA AND NEW ZEALAND
               (1.80%)
     8,778,199 Carter Holt Harvey Limited (4)..       14,867,332     20,445,680
     6,579,000 Tasman Agriculture Limited
                (c)(3).........................        3,953,158      5,973,541
     3,140,000 Spotless Services, Limited (17).        3,174,471      3,561,702
     2,575,500 The Colonial Motor Company
                Limited (c)(17)................        2,092,978      3,473,827
     6,028,000 Shortland Properties, Limited
                (c)(17)........................        1,825,560      3,410,865
     3,852,700 Wrightson, Limited (3)..........        3,965,324      3,143,256
       525,000 The Wilson and Horton Group
                (11)...........................        1,386,288      2,849,745
     2,313,100 Apple Fields Limited (a)(c)(3)..        2,046,755      1,126,209
       740,000 Damba Holdings Limited
                (a)(c)(17).....................          400,559        365,162
                                                    ------------   ------------
                                                      33,712,425     44,349,987
                                                    ------------   ------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

       NUMBER                                              COST         VALUE
     OF SHARES                                          (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               CANADA (1.29%)
       615,000 Noranda, Inc. (1)...............   $   11,007,953 $   12,490,218
       545,000 Canadian Pacific Ltd. (17)......        8,654,353      8,720,000
     1,935,000 Redstone Resources, Inc. (c)(2).        8,405,116      5,335,940
       375,000 Dofasco, Inc. (1)...............        5,193,171      4,541,643
        30,000 Dofasco, Inc. $2.60 Conv. Pfd.
                (1)............................          624,784        721,073
       408,000 Auberges des Gouverneurs Inc.
                (a)(c) (17)....................          844,432        121,631
                                                  -------------- --------------
                                                      34,729,809     31,930,505
                                                  -------------- --------------
               MEXICO (0.49%)
     3,150,000 Industrias Penoles S.A. de C.V.
                (1)............................        6,369,121     11,841,177
        10,000 Grupo Televisa S.A. GDR (11)....          173,100        200,000
                                                  -------------- --------------
                                                       6,542,221     12,041,177
                                                  -------------- --------------
               ARGENTINA (0.55%)
     8,175,000 Siderca S.A.I.C. (8)............        5,608,649      6,466,748
     4,928,923 Ledesma SA (3)..................        5,843,811      5,619,253
       592,500 IRSA Inversiones y
                Representaciones S.A. (17).....        1,322,073      1,416,145
                                                  -------------- --------------
                                                      12,774,533     13,502,146
                                                  -------------- --------------
               MISCELLANEOUS (1.00%)
       405,000 Minorco ADR (17)................        6,572,244     11,036,250
       172,500 Banco Latinoamericano de
                Exportaciones SA (Bladex) (13).        5,628,888      6,964,687
        67,500 Safra Republic Holdings SA
                Bearer (13)....................        3,684,705      5,872,500
         3,100 Chinoin Rt (12).................        1,113,273        902,914
                                                  -------------- --------------
                                                      16,999,110     24,776,351
                                                  -------------- --------------
               TOTAL COMMON AND PREFERRED
                STOCKS.........................    1,228,306,181  1,487,277,917
                                                  -------------- --------------
     PRINCIPAL
       AMOUNT
     ---------
               BONDS, NOTES AND CONVERTIBLE
                BONDS
               U.S. DOLLAR CONVERTIBLE BONDS
               (5.57%)
    $1,000,000 Novacare Inc. 5 1/2% due
                1/15/2000 (12).................          871,205        873,750
     4,250,000 California Energy Co. 5% due
                7/31/2000 (2)..................        3,883,180      4,414,687
     6,250,000 Chiron Corp. 1.9% due 11/17/2000
                (b)(12)........................        4,776,347      5,710,937
       500,000 Fabri-Centers of America, Inc. 6
                1/2%
                due 3/01/2002 (10).............          393,912        439,375
       945,000 Roy F. Weston, Inc. 7% due
                4/15/2002 (17).................          843,762        800,887
     3,665,000 Coeur d'Alene Mines Corp. 6% due
                6/10/2002 (1)..................        3,165,810      3,445,100
     7,000,000 Riverwood International
                Corporation 6 3/4%
                due 9/15/2003 (4)..............        7,520,625      9,240,000
     1,000,000 Agnico Eagle Mines Limited 3
                1/2% due 1/27/2004 (1).........          752,734        862,500
     1,000,000 Scandinavian Broadcasting System
                SA 7 1/4%
                due 8/01/2005 (11).............        1,017,500      1,122,500

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

     PRINCIPAL                                             COST         VALUE
       AMOUNT                                           (NOTE 1)       (NOTE 1)
     ---------                                          --------       --------

               BONDS, NOTES AND CONVERTIBLE
                BONDS
                (continued)
               U.S. DOLLAR CONVERTIBLE BONDS
               (continued)
    $1,812,000 American City Business Journals,
                Inc. 6% due 12/31/2011 (11)....     $  1,464,981   $  3,166,470
     6,750,000 The Price Company 5 1/2% due
                2/28/2012 (10).................        6,020,394      6,572,812
     2,640,000 Evans & Sutherland Computer
                Corp. 6% due 3/01/2012 (6).....        1,798,803      2,112,000
     3,721,454 Security Capital Group, Inc. 12%
                due 6/30/2014 (b)(17)..........        2,940,000      3,463,531
     2,741,550 Time Warner, Inc. 8 3/4% due
                1/10/2015 (11).................        2,655,450      2,868,346
     1,764,000 Air & Water Technologies Corp.
                8%
                due 5/15/2015 (8)..............        1,522,264      1,494,990
     5,750,000 AMR Corp. 6 1/8% due 11/01/2024
                (7)............................        5,209,649      5,886,562
     2,460,000 Moran Energy 8% due 11/01/1995
                (2)............................        2,449,215      2,484,600
     6,270,000 Tubos de Acero de Mexico SA 7
                1/2%
                due 6/12/1997 (2)..............        6,111,783      5,643,000
     1,000,000 International Container Terminal
                Services Corp. 6% due 2/16/2000
                (b)(7).........................        1,000,000      1,050,000
     5,320,000 Gold Mines of Kalgoorlie Ltd. 7
                1/2%
                due 2/28/2000 (1)..............        4,379,173      5,758,900
     1,000,000 Homestake Mining Co. 5 1/2% due
                6/23/2000 (b)(1)...............          925,496      1,013,750
     5,595,000 P.T. Pabrik Kertas Tjiwi Kimia 7
                1/4%
                due 4/12/2001 (4)..............        5,156,006      5,532,056
     1,020,000 Acer Inc. 4% due 6/10/2001 (6)..        1,265,032      3,366,000
     5,300,000 Tung Ho Steel Enterprise Corp.
                4%
                due 7/26/2001 (1)..............        5,914,484      6,254,000
     2,500,000 International Container Terminal
                Services Corp. 5% due 9/15/2001
                (7)............................        2,050,440      2,150,000
     3,960,000 Cetus Corp 5 1/4% due 5/21/2002
                (12)...........................        3,587,037      3,791,700
     6,150,000 P.T. Inti Indorayon Utama 5 1/2%
                due 10/01/2002 (4).............        7,307,925      6,918,750
     1,200,000 CML Group Inc. 5 1/2% due
                1/15/2003 (b)(10)..............          899,732        927,000
     1,050,000 CML Group Inc. 5 1/2% due
                1/15/2003 (10).................          797,393        811,125
     3,000,000 Sincere Navigation Corp. 3 3/4%
                due 5/26/2003 (7)..............        3,135,000      3,142,500
     7,000,000 Coeur d'Alene Mines Corp. 6 3/8%
                due 1/31/2004 (1)..............        6,937,358      6,825,000
     1,250,000 Barlow Rand International
                Investments plc 7%
                due 9/20/2004 (12).............        1,289,000      1,606,250
     3,920,000 Battle Mountain Gold Co. 6% due
                1/04/2005 (1)..................        2,837,843      3,322,200
     1,200,000 Builders Transport Inc. 8% due
                8/15/2005 (7)..................          710,894      1,152,000
     4,510,000 Ssangyong Cement Company 3% due
                12/31/2005 (5).................        4,965,287      5,524,750
     4,880,000 Far Eastern Textile 4% due
                10/07/2006 (9).................        5,577,650      5,563,200
     9,750,000 Cheil Foods and Chemicals Co. 3%
                due 12/31/2006 (9).............       11,840,212     12,041,370
                                                    ------------   ------------
                                                     123,973,576    137,352,598
                                                    ------------   ------------
               U.S. DOLLAR BONDS AND NOTES
               (11.10%)
     6,050,000 The Columbia Gas System, Inc. 9%
                due 8/01/1993 (a)(d)(2)........        6,889,625      8,742,250
     1,500,000 El Paso Electric Co. 6 3/4% due
                5/01/1998 (h)(15)..............        1,488,750      1,470,000

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

     PRINCIPAL                                              COST         VALUE
       AMOUNT                                            (NOTE 1)       (NOTE 1)
     ---------                                           --------       --------

               BONDS, NOTES AND CONVERTIBLE
                BONDS
                (continued)
               U.S. DOLLAR BONDS AND NOTES
               (continued)
    $1,000,000 The Columbia Gas System, Inc.
                9.2%
                due 9/21/1998 (a)(e)(2).........       $1,065,000     $1,460,000
     1,538,000 The Columbia Gas System, Inc. 10
                1/2%
                due 5/01/1999 (a)(e)(2).........        1,659,228      2,245,480
     6,500,000 Global Marine Inc. 12 3/4% due
                12/15/1999 (2)..................        7,013,750      7,215,000
     3,800,000 Riverwood International
                Corporation 10 3/4%
                due 6/15/2000 (4)...............        3,865,500      4,123,000
     2,050,000 Anacomp, Inc. 15% 11/01/2000
                (a)(d)(6).......................        2,349,750      1,527,250
     1,000,000 Republic New York Corp. 9 3/4%
                due 12/01/2000 (13).............        1,000,000      1,140,742
     5,550,000 USAir Group, Inc. 9 5/8% due
                2/02/2001 (7)...................        4,222,255      4,620,375
     1,000,000 Bayou Steel Corp. 10 1/4% due
                3/01/2001 (1)...................          915,427        920,000
     2,000,000 El Paso Electric Co. 7 3/4% due
                4/01/2001 (h)(15)...............        2,082,876      2,040,000
     5,250,000 Rowan Companies, Inc. 11 7/8% due
                12/01/2001 (2)..................        5,597,000      5,696,250
     6,977,000 Republic Engineered Steels, Inc.
                9 7/8%
                due 12/15/2001 (5)..............        6,565,692      6,523,495
     1,643,000 General Host Co. 11 1/2% due
                2/15/2002 (10)..................        1,432,252      1,634,785
     4,000,000 Florsheim Shoe Co. 12 3/4% due
                9/01/2002 (9)...................        3,573,398      3,890,000
     3,000,000 Pacific Lumber Company 10 1/2%
                due 3/01/2003 (4)...............        2,841,177      2,835,000
     2,000,000 Pamida Holdings Corp. 11 3/4% due
                3/15/2003 (10)..................        1,946,928      1,710,000
     7,650,000 Tuboscope Vetco International
                Corp. 10 3/4% due 4/15/2003 (2).        7,716,290      7,707,757
     6,600,000 USAir Group, Inc. 10% due
                7/01/2003 (7)...................        4,801,382      5,428,500
     4,100,000 Outlet Broadcasting, Inc. 10.875%
                due 7/15/2003 (11)..............        4,153,099      4,325,500
     6,130,000 Noble Drilling Corp. 9 1/4% due
                10/01/2003 (2)..................        6,042,173      6,344,550
     5,500,000 Southland Corp. 5% due 12/15/2003
                (10)............................        3,814,632      4,262,500
     2,000,000 California Energy Company, Inc.
                0%
                due 1/15/2004 (a)(15)...........        1,513,327      1,794,732
    10,000,000 MFS Communications, Inc. 0% due
                1/15/2004 (11)..................        6,220,562      7,600,000
     2,000,000 The Columbia Gas System, Inc.
                9.49%
                due 2/25/2004 (a)(e)(2).........        2,310,000      2,920,000
     1,000,000 Wilrig AS 11 1/4% due 3/15/2004
                (2).............................        1,002,500      1,085,000
     4,589,000 Southland Corp. 4% due 6/15/2004
                (10)............................        2,715,971      3,028,740
     5,750,000 Riverwood International
                Corporation 10 3/8%
                due 6/30/2004 (4)...............        5,729,536      6,360,937
       500,000 Gerrity Oil & Gas Corp. 11 3/4%
                due 7/15/2004 (2)...............          412,791        462,500
     1,314,515 Carson Pirie Scott & Company 13%
                due 3/28/2005 (10)..............          889,332      1,317,801
     1,500,000 Riggs National Corp. 8 1/2% due
                2/01/2006 (13)..................        1,455,472      1,507,500
       690,000 BPCA Finance Ltd. 11 3/8% due
                12/04/1995 (13).................          685,194        189,750
     1,000,000 Banco Safra SA 8% due 8/17/1996
                (13)............................          999,398        987,500
     1,000,000 Banco Safra SA 7 3/4% due
                12/16/1996 (13).................          970,320        980,000
     2,000,000 Telebras SA 10% due 10/22/1997
                (15)............................        1,973,583      2,015,000
     1,500,000 Cemex SA 8 7/8% due 6/10/1998
                (5).............................        1,489,821      1,411,875

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

     PRINCIPAL                                              COST         VALUE
       AMOUNT                                            (NOTE 1)       (NOTE 1)
     ---------                                           --------       --------

               BONDS, NOTES AND CONVERTIBLE
                BONDS
                (continued)
               U.S. DOLLAR BONDS AND NOTES
               (continued)
   $ 2,909,000 Aracruz Cellulose SA 9% due
                7/22/1998 (4)...................      $ 2,772,289    $ 2,865,365
     5,750,000 IRSA Inversiones y
                Representaciones S.A. 8 7/8%
                due 3/03/1999 (17)..............        5,329,968      4,945,000
     3,300,000 Tubos de Acero de Mexico SA 10
                1/2%
                due 3/10/1999 (2)...............        3,233,689      2,810,610
     1,500,000 Republic of Turkey 9% due
                6/15/1999 (14)..................        1,335,006      1,479,300
     3,800,000 Cemex SA 10% due 11/05/1999 (5)..        3,619,393      3,591,000
     1,500,000 Tubos de Acero de Mexico 13 3/4%
                due 12/08/1999 (2)..............        1,328,497      1,479,375
     1,500,000 P.T. Inti Indorayon Utama 9 1/8%
                due 10/15/2000 (4)..............        1,316,260      1,417,500
     1,737,600 GTE Finance Corp. 7% due
                11/07/2000 (13).................        1,673,016      1,794,072
     4,800,000 PT Pabrik Kertas Tjiwi Kimia 13
                1/4%
                due 8/01/2001 (4)...............        4,932,750      5,160,000
       500,000 Cemex SA 9 1/2% 9/20/2001 (5)....          239,047        448,750
       640,000 Aracruz Cellulose SA 10 3/8% due
                1/31/2002 (4)...................          604,480        603,200
     1,000,000 Banco Safra SA 10 3/8% due
                10/27/2002 (b)(13)..............          984,319        993,750
    22,004,460 Federal Republic of Brazil "C'
                Bonds 8% due 4/15/2014 (14).....       10,647,939     11,689,869
    10,500,000 Republic of Poland PDI 3 1/4% due
                10/27/2014 (14).................        4,817,804      6,628,125
     2,500,000 Republic of the Philippines Par
                "B' 5 3/4% due 12/01/2017 (14)..        1,580,875      1,856,250
     2,500,000 Republic of Venezuela Par 6 3/4%
                due 3/31/2020 (14)..............        1,189,129      1,278,125
    13,600,000 Central Bank of Nigeria Par 6
                1/4%
                due 11/15/2020 (13).............        1,285,296      1,342,500
     9,500,000 Republic of Argentina Par 4 1/4%
                due 3/31/2023 (14)..............        4,256,006      4,571,875
     7,000,000 Republic of Ecuador Par 3% due
                2/28/2025 (14)..................        2,287,005      2,283,750
     1,750,000 Central Bank of the Philippines
                NMB
                due 1/05/2005 (6.8125% @
                9/30/1995) (14).................        1,579,093      1,570,625
     3,500,000 United Mexican States Aztec FRN
                due 3/31/2008 (8.125% @
                9/30/1995) (14).................        3,161,934      3,158,750
    16,450,000 Republic of Argentina FRB
                due 3/31/2005 (7.3125% @
                9/30/1995) (14).................       11,936,242     10,219,562
     1,500,000 Republic of Argentina Disc. FRN
                due 3/31/2023 (6.875% @
                9/30/1995) (14).................          871,851        871,875
     1,000,000 Republic of Venezuela FLIRB "A'
                due 3/31/2007 (7.3125% @
                9/30/1995) (14).................          444,165        512,500
     4,000,000 Republic of Venezuela FLIRB "B'
                due 3/31/2007 (7% @ 9/30/1995)
                (14)............................        1,904,904      2,050,000
     3,000,000 Republic of Venezuela DCB's FRN
                due 12/18/2007 (6.8125% @
                9/30/1995) (14).................        1,563,203      1,518,750
     1,000,000 Republic of Venezuela "A' Disc.
                FRN
                due 3/31/2020 (7.1875% @
                9/30/1995) (14).................          535,904        532,500

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

     PRINCIPAL                                              COST         VALUE
       AMOUNT                                            (NOTE 1)       (NOTE 1)
     ---------                                           --------       --------

               BONDS, NOTES AND CONVERTIBLE
                BONDS
                (continued)
               U.S. DOLLAR BONDS AND NOTES
               (continued)
    $2,000,000 Republic of Venezuela "B' Disc.
                FRN
                due 3/31/2020 (7% @ 9/30/1995)
                (14)............................       $1,070,208     $1,065,000
     1,000,000 Republic of the Phillipines DCB's
                FRN
                due 12/01/2009 (6.875% @
                9/30/1995) (14).................          862,364        881,250
     7,000,000 Republic of Bulgaria FLIRB
                due 7/28/2012 (2% @ 9/30/1995)
                (14)............................        1,809,243      1,846,250
     9,250,000 Republic of Bulgaria "A' Disc.
                FRN
                due 7/28/2024 (6.75% @
                9/30/1995) (14).................        4,249,894      4,632,812
     2,850,000 Federal Republic of Brazil IDU
                FRN
                due 1/01/2001 (6.6875% @
                9/30/1995) (14).................        2,345,437      2,422,500
     8,000,000 Federal Republic of Brazil EI FRN
                due 4/15/2006 (7 1/4% @
                9/30/1995) (14).................        4,984,634      5,320,000
     7,500,000 Federal Republic of Brazil Disc.
                FRN
                due 4/15/2024 (7 1/4% @
                9/30/1005) (14).................        4,328,400      4,556,250
     6,250,000 Federal Republic of Brazil Disc.
                FRN
                due 4/15/2024 (4 1/4% @
                9/30/1995) (14).................        2,612,898      3,023,437
     1,021,486 Republic of Ecuador PDI FRN
                due 2/27/2015 (6.8125% @
                9/30/1995) (14).................          338,361        333,898
     5,250,000 Republic of Ecuador Disc. FRN
                due 2/28/2025 (6.8125% @
                9/30/1995 (14)..................        2,709,747      2,585,625
     6,250,000 Republic of Poland Disc. FRN
                due 10/27/2024 (7.125% @
                9/30/1995) (14).................        4,355,206      4,835,937
     2,000,000 Kansallis Osake Pankki FRN
                due 2/21/1996 (6.5375% @
                9/30/1995) (13).................        2,003,000      1,997,760
     2,250,000 Italian International Bank FRN
                due 6/20/1996 (6.125% @
                9/30/1995) (13).................        2,225,831      2,228,962
     2,000,000 Grupo Industrial Durango SA FRN
                due 11/18/1996 (9.6875% @
                9/30/1995) (4)..................        2,005,000      1,925,000
     2,000,000 Shawmut Corp. FRN
                due 2/24/1997 (6.3125% @
                9/30/1995) (13).................        1,998,090      1,999,300
     1,750,000 Manufacturers Hanover Trust Co.
                FRN
                due 7/15/1997 (6.1875% @
                9/30/1995) (13).................        1,775,375      1,750,087
     1,000,000 Lonrho Finance plc FRN
                due 7/19/1997 (7.125% @
                9/30/1995) (13).................          998,496        995,050
     5,500,000 Wells Fargo & Co. FRN
                due 4/28/2000 (6% @ 9/30/1995)
                (13)............................        5,304,818      5,453,250
     1,500,000 Vital Forsikring FRN
                due 12/22/2003 (7.0625% @
                9/30/1995) (13).................        1,494,120      1,513,875
     5,500,000 Bergen Bank Floating Rate
                Perpetual Notes
                (6% @ 9/30/1995) (13)...........        3,888,750      4,207,500
     3,500,000 Den Norske Bank Floating Rate
                Perpetual Notes (6.087% @
                9/30/1995) (13).................        2,610,000      2,695,000
     2,000,000 Den Norske Bank Floating Rate
                Perpetual Notes
                (6% @ 9/30/1995) (13)...........        1,978,017      1,971,300

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

         PRINCIPAL                                         COST         VALUE
           AMOUNT                                       (NOTE 1)       (NOTE 1)
         ---------                                      --------       --------

                   BONDS, NOTES AND CONVERTIBLE
                    BONDS
                    (continued)
                   U.S. DOLLAR BONDS AND NOTES
                   (continued)
       $ 3,170,000 Den Norske Bank Floating
                    Rate Perpetual Notes
                    (6.125% @ 9/30/1995) (13)..     $  2,059,625   $  2,466,577
        13,600,000 Christiania Bank Floating
                    Rate Perpetual Notes
                    (6.437% @ 9/30/1995) (13)..        9,590,750     10,608,000
         5,000,000 Goldman Sachs Group L.P.
                    Cocoa Indexed Note 6 3/4%
                    due 11/07/1995 (f)(13).....        5,000,000      4,485,000
         1,100,000 Kingdom of Denmark FRN
                    due 3/25/1997 (8.086% @
                    9/30/1995) (f)(14).........          825,134        913,000
         2,028,988 Posgold Finance Ltd. 2.65%
                    Gold Denominated Notes due
                    7/15/2004 (b)(f)(1)........        2,028,988      1,963,520
                                                    ------------   ------------
                                                     260,286,441    273,872,887
                                                    ------------   ------------
                   U.S. TREASURY NOTES (1.89%)
        10,000,000 U.S. Treasury Note 6 7/8%
                    due 10/31/1996 (14)........        9,957,185     10,118,750
         5,000,000 U.S. Treasury Note 7 1/2%
                    due 12/31/1996 (14)........        4,987,892      5,103,125
         5,000,000 U.S. Treasury Note 7 3/8%
                    due 11/15/1997 (14)........        4,977,427      5,143,750
         5,000,000 U.S. Treasury Note 5 1/8%
                    due 11/30/1998 (14)........        4,632,465      4,885,935
        20,000,000 U.S. Treasury Note 7 3/4%
                    due 11/30/1999 (14)........       19,975,000     21,268,740
                                                    ------------   ------------
                                                      44,529,969     46,520,300
                                                    ------------   ------------
                   NON U.S. DOLLAR CONVERTIBLE
                   BONDS (2.09%)
 CAD     2,000,000 Intertan Inc. 9% due
                    8/30/2000 (b)(10)..........        1,523,902      2,213,527
  CAD    1,600,000 Noranda Inc. 5% due
                    4/30/2007 (1)..............          992,400      1,049,375
 (Pounds)2,425,000 Lonrho Finance plc 6% due
                    2/27/2004 (13).............        3,420,600      3,614,617
 FF     22,000,000 Alcatel Alsthom 2 1/2% due
                    1/01/2004 (8)..............        4,227,949      4,091,024
 FF     26,790,000 Compagnie Generale des Eaux
                    6%
                    due 1/01/1998 (15).........        5,287,117      6,078,211
 FF     25,000,000 Michelin 6% due 1/02/1998
                    (16).......................        4,280,662      5,257,750
 FF     15,386,000 Immobiliere Hoteliere 5% due
                    1/01/2001 (17).............        4,636,395      3,198,436
 FF      6,923,250 Promodes 5 1/2% due
                    1/01/2000 (10).............        1,525,261      1,999,366
 FF     49,469,000 Euro Disney SCA 6 3/4% due
                    10/01/2001 (17)............        6,658,730      9,301,231
 ECU     4,075,000 BCP Bank & Trust Co. 8 3/4%
                    due 5/21/2002 (13).........        5,190,497      5,466,885
 ECU       500,000 Espirito Santo Financial
                    Holding SA 8 3/4%
                    due 4/10/2003 (13).........          654,417        652,150
 (Yen) 150,000,000 Hitachi Ltd. 2.7% due
                    3/31/1997 (6)..............        1,312,401      1,974,874
 (Yen) 200,000,000 Nippon Yusen Kabushiki 2%
                    due 9/29/2000 (7)..........        2,326,670      2,331,658
 NZD     7,412,833 Shortland Properties Inc. 7
                    1/2%
                    due 12/31/1998 (17)........        3,688,929      4,267,614
                                                    ------------   ------------
                                                      45,725,930     51,496,718
                                                    ------------   ------------
                   NON U.S. DOLLAR BONDS AND
                   NOTES (3.10%)
 ITL 2,700,000,000 Dresdner Bank Zero Coupon
                    due 7/19/2000 (a)(13)......        1,098,884      1,005,185
 ITL 1,450,000,000 European Bank for
                    Reconstruction &
                    Development 9 3/4% due
                    7/28/2000 (13).............          923,671        859,674
 ITL 3,000,000,000 American International Group
                    11.7% due 12/04/2001 (13)..        2,017,631      1,897,058

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

        PRINCIPAL                                          COST         VALUE
          AMOUNT                                        (NOTE 1)       (NOTE 1)
        ---------                                       --------       --------

                  BONDS, NOTES AND CONVERTIBLE
                   BONDS
                   (continued)
                  NON U.S. DOLLAR BONDS AND
                  NOTES (continued)
 ITL1,410,000,000 Republic of Ireland 11 1/4%
                   due 4/02/2002 (14)..........     $    919,157   $    864,334
 CAD    3,000,000 Canada 9 3/4% due 5/01/2000
                   (14)........................        2,231,394      2,438,591
 CAD    3,000,000 Province of Alberta 10 1/4%
                   due 8/22/2001 (14)..........        2,224,786      2,496,366
 CAD    4,000,000 Province of Quebec 10 1/4%
                   due 10/15/2001 (14).........        2,982,662      3,312,092
 CAD    2,500,000 Bell Canada 8 1/2% due
                   6/09/2003 (15)..............        1,680,578      1,860,909
 ECU    1,500,000 Republic of South Africa 10
                   3/8%
                   due 2/10/1997 (14)..........        1,768,559      2,009,920
 ECU    4,000,000 Republic of France O.A.T. 6
                   3/4%
                   due 4/25/2002 (14)..........        4,795,011      4,967,686
 FF    25,000,000 Republic of Venezuela Par
                   7.71%
                   due 3/31/2020 (14)..........        2,441,275      2,524,227
 FF     9,965,000 Air Canada Floating Rate
                   Perpetual Note
                   (6 1/4% @ 9/30/1995) (7)....        3,987,908      4,006,222
 FF    15,000,000 Republic of France O.A.T. 8
                   1/2%
                   due 11/25/2002 (14).........        3,033,568      3,254,350
 FF    39,185,000 United Mexican States Par
                   6.63%
                   due 12/31/2019 (14).........        5,021,380      4,055,883
 DM     2,000,000 Emhart Corp. 6 3/4% due
                   10/16/1995 (9)..............        1,244,771      1,399,580
 ESP  650,000,000 Banco Nacional de Comercio
                   Exterior 12.65%
                   due 6/21/1998 (13)..........        5,052,673      5,021,973
 SF     1,260,000 News International 5 3/8% due
                   4/30/1996 (11)..............          842,697      1,098,615
 SF     3,180,000 Montedison Finance 3% due
                   7/03/1996 (13)..............        2,034,316      2,724,534
 SF     5,500,000 Carter Holt Harvey Finance NV
                   5 7/8% due 10/16/2001 (4)...        3,345,559      4,974,037
 SF     6,000,000 Air Canada 6 1/4% Perpetual
                   Notes (7)...................        1,698,998      3,388,143
 SF     4,100,000 Scandinavian Air 5 3/4%
                   Perpetual Notes (7).........        1,920,638      2,705,538
 NZD    1,900,000 State Bank of South Australia
                   9 1/4%
                   due 10/29/1997 (13).........        1,027,105      1,273,544
 NZD    4,000,000 Telecom Corp. of New Zealand
                   10% due 7/10/1998 (15)......        2,233,896      2,723,913
 NZD    2,000,000 Republic of New Zealand 10%
                   due 3/15/2002 (14)..........        1,357,823      1,453,724
 NZD    6,581,000 Telecom Corp. of New Zealand
                   9 1/4% due 7/01/2002 (15)...        3,992,674      4,551,879
 NZD    2,850,000 State Bank of New South Wales
                   8% due 4/01/2003 (13).......        1,634,282      1,849,374
 NZD    2,000,000 Telecom Corp. of New Zealand
                   7 1/2% due 7/14/2003 (15)...        1,141,532      1,261,619
 ZAR   10,500,000 Escom 15% due 10/01/1998
                   (15)........................        2,426,798      2,912,834
 ZAR   15,000,000 Republic of South Africa 13%
                   due 8/31/2010 (14)..........        2,885,833      3,585,408
                                                    ------------   ------------
                                                      67,966,059     76,477,212
                                                    ------------   ------------
                  TOTAL BONDS, NOTES AND
                   CONVERTIBLE BONDS...........      542,481,975    585,719,715
                                                    ------------   ------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

     PRINCIPAL                                          COST          VALUE
       AMOUNT                                        (NOTE 1)        (NOTE 1)
     ---------                                       --------        --------

               SHORT-TERM INVESTMENTS
               (15.40%)
   $ 8,047,000 General Motors Acceptance
                Corporation 5.77%
                due 10/02/1995..............   $    8,045,711  $    8,045,711
     6,038,000 Newell Co. 6.70% due
                10/02/1995..................        6,036,877       6,036,877
    10,000,000 USX Corp. 6.02% due
                10/02/1995..................        9,998,328       9,998,328
    13,455,000 IBM Credit Corp. 5.72% due
                10/03/1995..................       13,450,725      13,450,725
     4,800,000 Vulcan Materials Corp. 5.72%
                due 10/03/1995..............        4,798,475       4,798,475
    10,000,000 CBS Inc. 5.80% due
                10/04/1995..................        9,995,167       9,995,167
     5,665,000 Toshiba 5.73% due
                10/04/1995..................        5,662,295       5,662,295
     6,840,000 AT&T Capital Corp. 5.68% due
                10/05/1995..................        6,835,684       6,835,684
    10,760,000 Xerox Credit Corp. 5.72% due
                10/05/1995..................       10,753,162      10,753,162
     9,499,000 Allianz of America 5.73% due
                10/06/1995..................        9,491,441       9,491,441
    10,000,000 Newell Co. 5.76% due
                10/06/1995..................        9,992,000       9,992,000
    15,000,000 CSX Corp. 5.80% due
                10/10/1995..................       14,978,250      14,978,250
     9,515,000 Wal-Mart Stores Inc. 5.71%
                due 10/10/1995..............        9,501,418       9,501,418
     9,084,000 International Paper Corp.
                5.85% due 10/11/1995........        9,069,238       9,069,238
     4,430,000 R.R. Donnelley & Sons Co.
                5.70% due 10/11/1995........        4,422,986       4,422,986
     5,000,000 Omnicom Finance Inc. 5.74%
                due 10/12/1995..............        4,991,230       4,991,230
    13,802,000 Sony Capital Corp. 5.73% due
                10/12/1995..................       13,777,835      13,777,835
    10,000,000 CBS Inc. 5.78% due
                10/13/1995..................        9,980,733       9,980,733
     9,488,000 Motorola Credit Corp. 5.71%
                due 10/13/1995..............        9,469,942       9,469,942
    10,774,000 American Home Products Inc.
                5.75% due 10/16/1995........       10,748,187      10,748,187
    10,000,000 H.J. Heinz Co. 5.70% due
                10/16/1995..................        9,976,250       9,976,250
     4,700,000 General Electric Capital
                Corp. 5.69% due 10/16/1995..        4,688,858       4,688,858
    12,000,000 International Paper Corp.
                5.82% due 10/17/1995........       11,968,960      11,968,960
     7,630,000 Jostens, Inc. 6% due
                10/17/1995..................        7,609,654       7,609,654
     5,000,000 Omnicom Finance Inc. 5.74%
                due 10/18/1995..............        4,986,447       4,986,447
     9,876,000 Union Pacific Corp. 5.815%
                due 10/18/1995..............        9,848,880       9,848,880
    11,111,000 ITT Credit Corp. 5.81% due
                10/19/1995..................       11,078,722      11,078,722
    10,128,000 Reed Elsevier Inc. 5.71% due
                10/19/1995..................       10,099,084      10,099,084
    15,770,000 Carter Holt Harvey Ltd. 5.87%
                due 10/20/1995..............       15,721,144      15,721,144
     4,472,000 Pepsi Co, Inc. 5.70% due
                10/20/1995..................        4,458,546       4,458,546
     3,215,000 Rayonier Inc. 5.92% due
                10/23/1995..................        3,203,368       3,203,368
     6,547,000 Bridgestone Firestone Fuji
                5.75% due 10/23/1995........        6,523,994       6,523,994
    10,605,000 USX Corp. 5.95% due
                10/23/1995..................       10,566,439      10,566,439
    11,536,000 American Home Products Inc.
                5.73% due 10/24/1995........       11,493,769      11,493,769
     5,000,000 J.P. Morgan & Co. 5.70% due
                10/24/1995..................        4,981,791       4,981,791
    10,331,000 Dayton Hudson Corp. 5.78% due
                10/25/1995..................       10,291,191      10,291,191
     4,400,000 Paccar Financial Corp. 5.70%
                due 10/25/1995..............        4,383,280       4,383,280
    10,000,000 Union Oil Company of
                California 5.87% due
                10/26/1995..................        9,959,237       9,959,237
     5,000,000 Hercules Inc. 5.73% due
                10/27/1995..................        4,979,308       4,979,308
    12,000,000 Illinois Central Railroad
                Company 5.85%
                due 10/27/1995..............       11,949,300      11,949,300
     4,522,000 Sandoz Corp. 5.70% due
                10/30/1995..................        4,501,236       4,501,236
    12,436,000 Bausch & Lomb Inc. 5.75% due
                10/31/1995..................       12,376,410      12,376,410
     6,825,000 Hercules Inc. 5.80% due
                10/31/1995..................        6,792,012       6,792,012
     5,270,000 Southland Corp. 5.76% due
                11/01/1995..................        5,243,860       5,243,860
                                               --------------  --------------
               TOTAL SHORT-TERM
                INVESTMENTS.................      379,681,424     379,681,424
                                               --------------  --------------
               TOTAL INVESTMENTS (99.45%)...   $2,150,469,580*  2,452,679,056**
                                               ==============
               Other assets in excess of
                liabilities (0.55%).........                       13,507,876
                                                               --------------
               Net assets (100%)............                   $2,466,186,932
                                                               ==============

                        SoGen International Fund, Inc.

                       NOTES TO SCHEDULE OF INVESTMENTS
                              SEPTEMBER 30, 1995
                                  (UNAUDITED)
(a) Non-income producing security.
(b) Can be sold only to qualified institutional buyers.
(c) Affiliate as defined by the Investment Company Act of 1940. Following is a summary of transactions with each such affiliate for the six months ended September 30, 1995.

                                   Purchases         Sales    Realized Dividend
          Affiliate            Shares     Cost    Shares Cost   Gain    Income
-------------------------------------------------------------------------------
North European Oil Royalty
  Trust                         20,000 $  264,080   --    --     --    $323,050
A.P. Green Industries            --        --       --    --     --      42,210
BEI Electronics Inc.            21,500    160,875   --    --     --      14,800
LeaRonal, Inc.                  30,000    649,476   --    --     --     150,939
Baldwin Piano & Organ Company    --        --       --    --     --       --
Plasti-Line, Inc.                --        --       --    --     --       --
Kirksville Bancshares, Inc.      --        --       --    --     --      15,990
East Texas Financial Services    --        --       --    --     --       --
Logansport Financial Corp.      90,000  1,050,000   --    --     --       9,000
FirstFed Bancorp Inc.            --        --       --    --     --      42,208
Wood Bancorp                     --        --       --    --     --       8,145
Terra Mining AB                100,000  1,894,255   --    --     --      58,802
Eltin Limited                    --        --       --    --     --     164,956
Pick Pay AG Bearer               --        --       --    --     --      40,863
Emin Leydier                     --        --       --    --     --     161,954
La Brosse et Dupont              --        --       --    --     --       --
C.E.E. (Continentale d'
  Equipements
 Electriques)                    --        --       --    --     --      82,119
Tasman Agriculture Limited     124,000     93,442   --    --     --      58,116
The Colonial Motor Company
  Limited                        --        --       --    --     --      73,857
Shortland Properties, Limited    --        --       --    --     --     308,037
Apple Fields Limited           313,000    179,049   --    --     --       --
Damba Holdings Limited           --        --       --    --     --       8,281
Redstone Resources, Inc.       500,000  1,315,837   --    --     --       --
Auberges des Gouverneurs Inc.    --        --       --    --     --       --

(d) In default as to principal and interest.
(e) In default as to interest.
(f) Commodity linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(g) Restricted as to resale pending registration.
(h) Company in bankruptcy proceedings. Security not in default.
 * Aggregate cost for federal income tax purposes is $2,149,701,056.
 ** Gross unrealized appreciation and depreciation of securities at September
    30, 1995, based on cost for federal income tax purposes, were $374,734,964 and $71,756,964, respectively. (Net appreciation was $302,978,000.)

FOREIGN CURRENCIES        INDUSTRY CLASSIFICATIONS
------------------        ------------------------
CAD--Canadian Dollar      (1) Metals and Minerals  (10) Retail
(Pounds)--Pound Sterling  (2) Energy               (11) Media
FF--French Franc          (3) Agriculture          (12) Health Care
ECU--European Currency
Unit                      (4) Forest Products      (13) Financial Institutions
(Yen)--Japanese Yen       (5) Building Materials   (14) Governmental Issues
NZD--New Zealand Dollar   (6) Technology           (15) Utilities
ITL--Italian Lira         (7) Transportation       (16) Multinational
DM--Deutsche Mark         (8) Capital Goods        (17) Miscellaneous
ESP--Spanish Peseta       (9) Consumer Products
SF--Swiss Franc
ZAR--South African Rand

-----------
See Notes to Financial Statements.

                         SoGen International Fund, Inc.

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

ASSETS:
 Investments, at value (Note 1):
  Common and preferred stocks (identified cost, $1,228,306,181). $1,487,277,917
  Bonds, notes and convertible bonds (identified cost,
    $542,481,975)...............................................    585,719,715
  Short-term investments (amortized cost, $379,681,424).........    379,681,424
                                                                 --------------
       Total investments (cost, $2,150,469,580).................  2,452,679,056
 Cash...........................................................        357,162
 Receivable for forward currency contracts held, at value (Notes
   1 and 6).....................................................    365,876,979
 Receivable for investment securities sold......................      1,754,421
 Receivable for Fund shares sold................................      8,992,523
 Accrued interest and dividends receivable......................     21,082,856
 Prepaid expenses and other assets..............................         28,422
                                                                 --------------
       TOTAL ASSETS.............................................  2,850,771,419
                                                                 --------------
LIABILITIES:
 Payable for forward currency contracts held, at value (Notes 1
   and 6).......................................................    363,371,155
 Payable for investment securities purchased....................     13,241,503
 Payable for Fund shares redeemed...............................      1,534,399
 Investment advisory fees payable (Note 2)......................      4,488,871
 Distribution fees payable (Note 3).............................      1,149,984
 Directors fees payable (Note 2)................................          2,532
 Accrued expenses and other liabilities.........................        796,043
                                                                 --------------
       TOTAL LIABILITIES........................................    384,584,487
                                                                 --------------
NET ASSETS:
 Capital stock (par value, $0.001 per share)....................         96,300
 Capital surplus................................................  2,043,237,044
 Net unrealized appreciation on:
  Investments...................................................    302,209,476
  Forward currency contracts....................................      2,505,824
  Foreign currency related transactions.........................        102,215
 Undistributed net realized gains on investments................     58,641,728
 Undistributed net investment income............................     59,394,345
                                                                 --------------
       NET ASSETS (Note 1)...................................... $2,466,186,932
                                                                 ==============
NET ASSET VALUE PER SHARE (based on 96,300,211 shares
  outstanding;
 250,000,000 shares authorized) (Note 5)........................ $        25.61
                                                                 ==============
MAXIMUM OFFERING PRICE PER SHARE ($25.61/96.25%)................ $        26.61
                                                                 ==============

-----------
See Notes to Financial Statements.

                         SoGen International Fund, Inc.

                            STATEMENT OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995
                                  (UNAUDITED)

INVESTMENT INCOME:
 Income:
  Interest.......................................................  $ 60,734,238
  Dividends (net of $1,369,976 foreign taxes withheld)...........     5,936,836
                                                                   ------------
  Total income from operations...................................    66,671,074
                                                                   ------------
 Expenses:
  Investment advisory fees (Note 2)..............................     8,394,836
  Distribution fees (Note 3).....................................     2,220,000
  Shareholder servicing agent fees...............................     1,251,200
  Custodian fees.................................................     1,248,929
  Registration and filing fees...................................       125,992
  Printing.......................................................        98,274
  Audit fees.....................................................        60,476
  Insurance......................................................        23,784
  Legal fees.....................................................        20,159
  Directors' fees (Note 2).......................................        13,032
  Miscellaneous..................................................        60,476
                                                                   ------------
  Total expenses from operations.................................    13,517,158
                                                                   ------------
  Expense reduction due to earnings credits (Note 1).............       (74,017)
                                                                   ------------
  Net expenses from operations...................................    13,443,141
                                                                   ------------
 Net investment income (Note 1)..................................    53,227,933
                                                                   ------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND
 FOREIGN CURRENCY RELATED TRANSACTIONS (NOTES 1 AND 6):
 Net realized gains from:
  Investment transactions........................................    29,297,080
  Foreign currency related transactions..........................     2,630,890
                                                                   ------------
                                                                     31,927,970
                                                                   ------------
 Change in unrealized appreciation of:
  Investments....................................................   111,364,541
  Foreign currency related transactions..........................    15,041,207
                                                                   ------------
                                                                    126,405,748
                                                                   ------------
 Net gain on investments and foreign currency related
   transactions..................................................   158,333,718
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............  $211,561,651
                                                                   ============

-----------
See Notes to Financial Statements.

                         SoGen International Fund, Inc.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS
                                                     ENDED            YEAR
                                                 SEPTEMBER 30,       ENDED
                                                      1995         MARCH 31,
                                                  (UNAUDITED)         1995
                                                 --------------  --------------
OPERATIONS:
  Net investment income........................  $   53,227,933  $   49,474,573
  Net realized gains from investments and
    foreign currency related transactions......      31,927,970      14,434,900
  Increase (decrease) in unrealized
    appreciation (depreciation) of investments
    and foreign currency related transactions..     126,405,748     (15,855,066)
                                                 --------------  --------------
   Net increase in net assets resulting from
     operations................................     211,561,651      48,054,407
                                                 --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends paid from net investment income....        --           (11,742,443)
  Distributions paid from net realized gains
    from investment transactions...............        --           (43,728,272)
                                                 --------------  --------------
   Decrease in net assets resulting from
     distributions.............................        --           (55,470,715)
                                                 --------------  --------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from shares sold................     457,723,940     293,467,497
  Net asset value of shares issued for
    reinvested dividends and distributions.....        --            51,278,237
  Cost of shares redeemed......................    (124,759,723)   (197,076,010)
                                                 --------------  --------------
   Increase in net assets from Fund share
     transactions..............................     332,964,217     147,669,724
                                                 --------------  --------------
    Net increase in net assets.................     544,525,868     140,253,416
NET ASSETS (NOTE 1):
  Beginning of period..........................   1,921,661,064   1,781,407,648
                                                 --------------  --------------
  End of period (including undistributed net
    investment income of $59,394,345 and
    $3,535,522, respectively)..................  $2,466,186,932  $1,921,661,064
                                                 ==============  ==============

-----------
See Notes to Financial Statements.

                        SoGen International Fund, Inc.

                         NOTES TO FINANCIAL STATEMENTS
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

  SoGen International Fund, Inc. (the "Fund") is a diversified open-end man-agement investment company registered under the Investment Company Act of 1940, as amended. The following is a summary of significant accounting poli-cies adhered to by the Fund.

  A) SECURITY VALUATION--The Fund invests in domestic and foreign securities, including stocks, bonds, notes and convertible securities, whose values are subject to changes in market conditions, as well as changes in political and regulatory environments. All securities, except bonds, for which market quota-tions are available on a national securities exchange in the United States or a securities exchange abroad, are valued at their last sale price on the last business day of the period reported or, in the absence of a sale on that date, at the mean between the closing bid and asked prices. All over-the-counter se-curities, except bonds, for which market quotations are readily available, are valued at the mean between the last bid and asked prices in the over-the-counter market in the United States or abroad, except if such unlisted secu-rity is among the NASDAQ designated "Tier 1" securities, in which case it is valued at its last sale price. All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices re-ceived from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. All other securities are valued at fair value as determined by the Board of Directors.

  B) FOREIGN CURRENCY TRANSLATION--The market values of securities which are not traded in United States currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

  The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that por-tion of gains and losses on investments which is due to changes in foreign ex-change rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes the Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

  C) FORWARD CURRENCY CONTRACTS--In connection with purchases and sales of se-curities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at

                        SoGen International Fund, Inc.

market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

  D) SECURITY TRANSACTIONS AND INCOME--Security transactions are recorded on the trade date. The specific identification method is used in determining the cost of securities and gains or losses on sales of securities. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income the Fund amortizes discounts on debt obligations; however, it does not amortize premiums.

  E) UNITED STATES INCOME TAXES--No provision has been made for United States federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on in-vestments, if any, within the allowable time limit, and to comply with the other provisions of the Internal Revenue Code for a regulated investment com-pany. Such income dividends and capital gains distributions are declared and paid by the Fund on an annual basis.

  F) RECLASSIFICATION OF CAPITAL ACCOUNTS--On the statement of assets and lia-bilities, as a result of certain differences in the computation of net invest-ment income and net realized capital gains on investments under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase undistributed net investment income and decrease undistributed net realized gains on investments in the amount of $2,630,890.

  G) EXPENSES--Earnings credits reduce custodian fees and shareholder servic-ing agent fees by the amount of interest on balances with such service provid-ers.

NOTE 2--INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATED PERSONS

  Under an investment advisory agreement with the Fund, which became effective on April 26, 1990, Societe Generale Asset Management Corp. ("SOGEN A.M. Corp.") receives an annual fee equal to the sum of 1% of the first $25,000,000 of the average daily value of the Fund's net assets and 0.75% of the average daily value of the Fund's net assets in excess of $25,000,000; the fee is pay-able quarterly in amounts equal to 0.25% and 0.1875%, respectively, of the av-erage daily value of the net assets of the Fund during the preceding quarter. In return, SOGEN A.M. Corp. provides the Fund with advisory services and pays certain Fund expenses, including salaries and office costs. For the six months ended September 30, 1995, the Fund's investment advisory fees paid or payable to SOGEN A.M. Corp. were $8,394,836.

  For the six months ended September 30, 1995, Societe Generale Securities Corporation ("SGSC"), the principal underwriter, realized $1,416,654 in deal-er's and underwriter's commissions after reallowance to others. Societe Generale, a stockholder

                        SoGen International Fund, Inc.

of SOGEN A.M. Corp. and SGSC, received dealer's commissions of $8,395. For the same period, Societe Generale or its affiliates received $33,713 in broker's commissions for portfolio transactions executed on behalf of the Fund.

  Each director who is not an officer of the Fund or an employee of SOGEN A.M. Corp., SGSC or its corporate affiliates is paid an annual fee of $6,000 plus $1,000 for each meeting attended. Such fees amounted to $13,032 for the six months ended September 30, 1995.

NOTE 3--PLAN OF DISTRIBUTION

  The Fund has a Distribution Plan and Agreement (the "Plan") with SGSC, pur-suant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, whereby the Fund pays SGSC, quarterly, a distribution fee of up to, on an annual basis, 0.25% of the average daily net asset value of the Fund. Under the Plan, SGSC must apply the full amount of fees received from the Fund to actual distribution expenses incurred during the fiscal year, including the payment of fees to dealers selling shares of the Fund, the payment of adver-tising costs and the payment for the preparation, printing and distribution of prospectuses to prospective investors. The Plan, which became effective on No-vember 14, 1985, excludes for the purpose of calculating the average daily net asset value for payment of the fee, Fund assets attributable to Fund shares outstanding before that date and any subsequent dividends and distributions thereon.

  SGSC bears the Fund's distribution costs to the extent they exceed payments under the Plan. For the six months ended September 30, 1995, the Fund's dis-tribution fees paid or payable to SGSC were $2,220,000.

NOTE 4--PURCHASES AND SALES OF SECURITIES

  During the six months ended September 30, 1995, the aggregate cost of pur-chases and proceeds from sales of investments, excluding short-term securi-ties, totaled $329,647,547 and $75,509,156, respectively.

NOTE 5--CAPITAL STOCK

  Transactions in shares of capital stock were as follows:

                                                  SIX MONTHS
                                                    ENDED          YEAR ENDED
                                              SEPTEMBER 30, 1995 MARCH 31, 1995
                                              ------------------ --------------
Shares sold..................................     18,531,858       12,636,282
Shares issued for reinvested dividends and
  distributions..............................         --            2,280,046
Shares redeemed..............................     (5,051,938)      (8,487,708)
                                                  ----------       ----------
 Net increase................................     13,479,920        6,428,620
                                                  ==========       ==========

                        SoGen International Fund, Inc.

NOTE 6--COMMITMENTS

  As of September 30, 1995, the Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation of $2,505,824.

SETTLEMENT                                 U.S. $ VALUE AT                                U.S. $ VALUE AT
  DATES              CURRENCY TO            SEPTEMBER 30,           CURRENCY TO            SEPTEMBER 30,
 THROUGH             BE DELIVERED               1995                BE RECEIVED                1995
----------           ------------          ---------------          -----------           ---------------
 10/09/95         598,385 U.S. Dollar       $    598,385     5,984,775 Austrian Schilling  $    595,648
 10/09/95          80,992 U.S. Dollar             80,992       107,645 Australian Dollar         81,401
 10/10/95         119,266 U.S. Dollar            119,266     3,510,000 Belgian Franc            119,581
 10/06/95         127,882 U.S. Dollar            127,882       147,089 Swiss Franc              127,295
  2/09/96      71,111,158 Swiss Franc         62,276,718    59,538,261 U.S. Dollar           59,538,261
 10/04/95         333,321 U.S. Dollar            333,321       475,051 Deutsche Mark            332,436
  2/09/96      90,623,621 Deutsche Mark       63,808,192    62,333,995 U.S. Dollar           62,333,995
  1/29/96     600,000,000 Spanish Peseta       4,807,885     4,915,615 U.S. Dollar            4,915,615
 10/02/95         179,382 U.S. Dollar            179,382       778,875 Finnish Markka           182,191
 10/31/95       1,569,822 U.S. Dollar          1,569,822     7,733,122 French Franc           1,569,460
  2/09/96     700,133,837 French Franc       141,848,765   138,605,984 U.S. Dollar          138,605,984
 10/03/95         560,934 U.S. Dollar            560,934     4,336,169 Hong Kong Dollar         560,873
 10/31/95         304,366 U.S. Dollar            304,366   491,085,516 Italian Lira             304,078
 10/04/95       2,554,089 U.S. Dollar          2,554,089   254,337,600 Japanese Yen           2,556,157
  2/09/96   8,250,000,000 Japanese Yen        83,774,227    93,627,244 U.S. Dollar           93,627,244
 10/03/95         167,826 U.S. Dollar            167,826       267,800 Dutch Guilder            167,396
 10/04/95          45,903 U.S. Dollar             45,903        69,868 New Zealand Dollar        45,969
 10/05/95         303,491 Singapore Dollar       213,200       213,395 U.S. Dollar              213,395
                                            ------------                                   ------------
                                            $363,371,155                                   $365,876,979
                                            ============                                   ============

                        SoGen International Fund, Inc.

                             FINANCIAL HIGHLIGHTS

                           SIX MONTHS
                             ENDED                               YEAR ENDED MARCH 31,
                           SEPT. 30,    --------------------------------------------------------------------------------
                             1995+       1995    1994    1993    1992   1991(A)   1990    1989    1988     1987    1986
                           ----------   ------  ------  ------  ------  -------  ------  ------  ------   ------  ------
 SELECTED PER
  SHARE DATA
 Net asset value,
  beginning of period....    $23.20     $23.32  $20.12  $18.44  $17.51  $17.71   $17.31  $16.91   $21.4   $19.09  $15.40
                            -------     ------  ------  ------  ------  ------   ------  ------  ------   ------  ------
 Income from investment
  operations:
 Net investment income...      0.55       0.60    0.53    0.64    0.69    0.78     0.64    0.71    0.58     0.40    0.60
 Net realized and
  unrealized gains
  (losses) on
  investments............      1.86      (0.01)   3.37    2.02    1.45    0.20     1.48    1.26   (0.97)    4.80    4.87
                            -------     ------  ------  ------  ------  ------   ------  ------  ------   ------  ------
 Total from investment
  operations.............      2.41       0.59    3.90    2.66    2.14    0.98     2.12    1.97   (0.39)    5.20    5.47
                            -------     ------  ------  ------  ------  ------   ------  ------  ------   ------  ------
 Less distributions:
 Dividends from net
  investment income......      --        (0.15)  (0.47)  (0.64)  (0.84)  (0.71)   (0.71)  (0.80)  (0.84)   (0.60)  (0.63)
 Distributions from
  capital gains..........      --        (0.56)  (0.23)  (0.34)  (0.37)  (0.47)   (1.01)  (0.77)  (3.33)   (2.22)  (1.15)
                            -------     ------  ------  ------  ------  ------   ------  ------  ------   ------  ------
 Total distributions.....      --        (0.71)  (0.70)  (0.98)  (1.21)  (1.18)   (1.72)  (1.57)  (4.17)   (2.82)  (1.78)
                            -------     ------  ------  ------  ------  ------   ------  ------  ------   ------  ------
 Net asset value, end of
  period.................    $25.61     $23.20  $23.32  $20.12  $18.44  $17.51   $17.71  $17.31  $16.91   $21.47  $19.09
                            =======     ======  ======  ======  ======  ======   ======  ======  ======   ======  ======
 TOTAL RETURN++..........     20.78%*     2.63%  19.50%  14.87%  12.53%   6.03%   12.18%  11.94%  (0.70%)  31.16%  39.51%
 RATIOS AND SUPPLEMENTAL
  DATA
 Net assets, end of
  period (millions)......    $2,466     $1,922  $1,781    $650    $355    $240     $176    $126     $97      $96     $57
 Ratio of operating
  expenses to average net
  assets.................      1.22%**    1.26%   1.28%   1.31%   1.37%   1.30%    1.38%   1.39%   1.36%    1.47%   1.39%
 Ratio of net investment
  income to average
  net assets.............      4.81%**    2.70%   2.34%   3.69%   4.00%   4.84%    4.32%   4.23%   3.09%    2.71%   3.71%
 Portfolio turnover rate.      4.04%     12.96%  23.96%  17.94%  24.25%  24.14%   30.62%  33.05%  42.79%   41.23%  58.54%
 Average commission rate
  paid...................   $0.0378         --      --      --      --      --       --      --      --       --      --

-----------
(a) SOGEN A.M. Corp. became the investment adviser on April 26, 1990. From August 21, 1978 to April 25, 1990 the investment adviser was SGSC.
+Unaudited
*Annualized.
** These annualized ratios for the six months ended September 30, 1995 would have remained the same without the effect of the earnings credits.
++Does not give effect to deduction of the sales load.
-----------
See Notes to Financial Statements.

                        SoGen International Fund, Inc.
                         1221 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10020

DIRECTORS AND OFFICERS
----------------------
DIRECTORS
Jean-Marie Eveillard     Dominique Raillard
Jean-Pierre Gentil       Nathan Snyder
Fred J. Meyer

OFFICERS
Jean-Pierre Gentil........................................Chairman of the Board
Jean-Marie Eveillard..................................................President
Philip J. Bafundo.......................Vice President, Secretary and Treasurer
Elizabeth Tobin..........................Vice President and Assistant Secretary
Ignatius Chithelen...............................................Vice President
Edwin S. Olsen...................................................Vice President
Catherine A. Shaffer.............................................Vice President
Charles de Vaulx.................................................Vice President
Lynn L. Chin...................Assistant Vice President and Assistant Treasurer
Richard M. Boyer.......................................Assistant Vice President
Howard Chin............................................Assistant Vice President
John L. DeVita.........................................Assistant Vice President
Howard C. Monaghan.....................................Assistant Vice President

INVESTMENT ADVISER
------------------
Societe Generale Asset Management Corp.
1221 Avenue of the Americas
New York, NY 10020

UNDERWRITER
-----------
Societe Generale Securities Corporation
1221 Avenue of the Americas
New York, NY 10020
(800) 334-2143

LEGAL COUNSEL
-------------
Dechert Price & Rhoads
477 Madison Avenue
New York, NY 10022

INDEPENDENT AUDITORS
--------------------
KPMG Peat Marwick LLP
345 Park Avenue
New York, NY 10154

CUSTODIAN
---------
Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT
---------------------------
The Shareholder Services Group
One Exchange Place
Boston, MA 02109
(800) 443-7046

The financial information included herein is taken from the records of the Fund without examination by the Fund's independent auditors, who do not express an opinion thereon.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of SoGen International Fund, Inc.

(ART) SoGen International Fund, Inc.
      1221 Avenue of the Americas
      New York, NY 10020